Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current assets :
Cash and cash equivalents	$ 1,836	$ 2,250
Short-term deposits	1	1
Marketable securities	57	238
Trade accounts receivable, net	1,049	1,005
Inventories	1,336	1,353
Deferred tax assets	123	137
Assets held for sale	16
Other current assets	389	518
Total current assets	4,807	5,502
Goodwill	90	141
Other intangible assets, net	217	213
Property, plant and equipment, net	3,156	3,481
Non-current deferred tax assets	227	414
Restricted cash		4
Long-term investments	76	119
Other non-current assets	600	560
Total non-current assets	4,366	4,932
Total assets	9,173	10,434
Current liabilities:
Short-term debt	225	630
Trade accounts payable	694	797
Other payables and accrued liabilities	937	942
Dividends payable to stockholders	89	89
Deferred tax liabilities		11
Accrued income tax	48	86
Total current liabilities	1,993	2,555
Long-term debt	928	671
Post-employment benefit obligations	366	477
Long-term deferred tax liabilities	11	14
Other long-term liabilities	158	353
Total non-current liabilities	1,463	1,515
Total liabilities	3,456	4,070
Commitment and contingencies
Parent company stockholders' equity
Common stock (preferred stock: 540,000,000 shares authorized, not issued; common stock: Euro 1.04 par value, 1,200,000,000 shares authorized, 910,703,305 shares issued, 890,606,763 shares outstanding)	1,156	1,156
Capital surplus	2,581	2,555
Retained earnings	1,076	1,959
Accumulated other comprehensive income	1,042	794
Treasury stock	(212)	(239)
Total parent company stockholders' equity	5,643	6,225
Noncontrolling interest	74	139
Total equity	5,717	6,364
Total liabilities and equity	$ 9,173	$ 10,434